UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7608

        Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen North Carolina Premium Income Municipal Fund (NNC) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations - 30.4% (20.7% of Total Investments)
$970	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University,	4/13 at 100.00	AAA	$1,052,237
	Series 2003A, 5.250%, 4/01/23 - XLCA Insured
1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City State	6/13 at 100.00	AAA	1,060,880
	University, Series 2003A, 5.000%, 6/01/28 - AMBAC Insured
	North Carolina Education Assistance Authority, Subordinate Lien Guaranteed Student Loan Revenue
	Bonds, Series 1995A:
1,000	6.050%, 7/01/10 (Alternative Minimum Tax)	1/06 at 102.00	A2	1,021,620
2,400	6.300%, 7/01/15 (Alternative Minimum Tax)	1/06 at 102.00	A2	2,451,720
5,875	North Carolina Education Assistance Authority, Subordinate Lien Guaranteed Student Loan Revenue	7/06 at 102.00	A2	6,088,498
	Bonds, Series 1996C, 6.350%, 7/01/16 (Alternative Minimum Tax)
3,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A, 5.000%, 10/01/15	10/13 at 100.00	AA	3,619,512
1,200	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project,	3/15 at 100.00	AAA	1,276,980
	Series 2005, 5.000%, 3/01/31 - AMBAC Insured
	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19	12/13 at 100.00	AA+	2,612,835
2,725	5.000%, 12/01/21	12/13 at 100.00	AA+	2,973,711
1,500	5.000%, 12/01/23	12/13 at 100.00	AA+	1,632,015
1,000	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	1,112,720
	4/01/22 - AMBAC Insured
750	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/21 - AMBAC	4/14 at 100.00	Aaa	811,088
	Insured
1,530	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/15 - AMBAC	No Opt. Call	AAA	1,702,921
	Insured
1,675	University of North Carolina, Wilmington, General Revenue Bonds, Series 2002A, 5.000%, 1/01/23 -	1/12 at 101.00	Aaa	1,816,956
	AMBAC Insured

	Energy - 1.7% (1.2% of Total Investments)
1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project - Hovensa LLC, Series	1/14 at 100.00	BBB	1,661,130
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Healthcare - 21.5% (14.7% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical
	Center, Series 2002A:
1,000	5.500%, 1/01/19	1/12 at 100.00	A	1,073,010
550	5.500%, 1/01/20	1/12 at 100.00	A	588,577
1,750	5.375%, 1/01/32	1/12 at 100.00	A	1,828,558
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA-	2,132,320
	Obligated Group, Series 2003A, 5.000%, 11/01/19
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System, Series
	2004A:
600	5.250%, 7/01/20 - AMBAC Insured	7/14 at 100.00	AAA	659,532
500	5.250%, 7/01/22 - AMBAC Insured	7/14 at 100.00	AAA	547,265
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial	10/09 at 101.00	A-	2,156,200

	Hospital, Series 1999, 6.375%, 10/01/29
800	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005,	1/15 at 100.00	AAA	847,680
	5.000%, 1/01/33 - FGIC Insured
1,615	North Carolina Medical Care Commission, Hospital Revenue Bonds, FirstHealth of the Carolinas Inc.,	10/08 at 101.00	AA	1,640,436
	Series 1998, 4.750%, 10/01/26
3,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	3,141,930
	Center, Series 2002, 5.375%, 6/01/32
735	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	780,467
	5.000%, 11/01/24
5,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph's Health	10/11 at 101.00	AA	5,299,750
	System, Series 2001, 5.250%, 10/01/31

	Housing/Multifamily - 5.4% (3.7% of Total Investments)
1,000	Asheville Housing Authority, North Carolina, GNMA-Collateralized Multifamily Housing Revenue Bonds,	11/07 at 102.00	AA	1,031,700
	Woodridge Apartments, Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)
1,000	Charlotte, North Carolina, FHA-Insured Mortgage Revenue Refunding Bonds, Tryon Hills Apartments,	1/06 at 102.00	AAA	1,043,830
	Series 1993A, 5.875%, 1/01/25 - MBIA Insured
2,290	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments,	7/13 at 105.00	AAA	2,423,942
	Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)
	North Carolina Housing Finance Agency, FHA-Insured Multifamily Revenue Bonds, Series 1993:
240	5.800%, 7/01/14	1/06 at 100.00	Aa2	240,314
435	5.900%, 7/01/26	1/06 at 100.00	Aa2	435,431

	Housing/Single Family - 9.0% (6.1% of Total Investments)
5,095	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/09 at 100.00	AA	5,334,924
	6A, 6.200%, 1/01/29 (Alternative Minimum Tax)
1,985	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996HH, 6.300%, 3/01/26	3/06 at 102.00	AA	2,036,312
	(Alternative Minimum Tax)
1,215	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/10 at 100.00	AAA	1,250,721
	10A, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

	Industrials - 1.5% (1.0% of Total Investments)
1,400	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	No Opt. Call	BBB	1,403,640
	Management Inc., Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory put 8/01/07)

	Long-Term Care - 0.3% (0.2% of Total Investments)
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services, Series	9/15 at 100.00	N/R	259,557
	2005A, 5.250%, 9/01/21

	Materials - 3.7% (2.5% of Total Investments)
1,425	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	1,492,759
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)
2,000	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	3/06 at 102.00	Baa2	2,064,620
	Pollution Control Revenue Refunding Bonds, Champion International Corporation, Series 1995,
	6.000%, 3/01/20

	Tax Obligation/General - 8.7% (5.9% of Total Investments)
1,890	Craven County, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 - AMBAC	5/12 at 101.00	AAA	2,057,700
	Insured
4,285	Durham County, North Carolina, General Obligation Bonds, Series 2002B, 5.000%, 4/01/16	4/12 at 100.00	AAA	4,669,107
1,000	Johnston County, North Carolina, General Obligation Bonds, Series 2001, 5.000%, 6/01/16 - FGIC	6/11 at 102.00	AAA	1,088,910
	Insured

500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	543,045

	Tax Obligation/Limited - 28.9% (19.7% of Total Investments)

1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/17	2/13 at 100.00	AA-	1,457,640

1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 - MBIA	6/14 at 100.00	Aaa	1,984,878
	Insured

	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series
	2003G:
1,145	5.000%, 6/01/18	6/13 at 100.00	AA+	1,230,463
1,700	5.375%, 6/01/26	6/13 at 100.00	AA+	1,860,854

	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,050	5.250%, 6/01/20	6/12 at 101.00	AA+	1,153,373
1,750	5.000%, 6/01/25	6/12 at 101.00	AA+	1,884,872

2,180	Concord, North Carolina, Certificates of Participation, Series 1996A, 6.125%, 6/01/21 - MBIA	6/06 at 102.00	AAA	2,273,260
	Insured

1,000	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/14 -	No Opt. Call	AAA	1,123,490
	AMBAC Insured

750	Johnston County Finance Corporation, North Carolina, Installment Payment Revenue Bonds, School and	8/09 at 101.00	AAA	805,028
	Museum Projects, Series 1999, 5.250%, 8/01/21 - FSA Insured

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College,
	Series 2004:
1,715	5.250%, 4/01/18 - FSA Insured	4/14 at 100.00	AAA	1,900,254
500	5.250%, 4/01/20 - FSA Insured	4/14 at 100.00	AAA	551,315
1,000	5.250%, 4/01/22 - FSA Insured	4/14 at 100.00	AAA	1,099,550

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
2,500	5.000%, 2/01/19	2/14 at 100.00	AA+	2,690,975
1,500	5.000%, 2/01/23	2/14 at 100.00	AA+	1,597,980

	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21	6/13 at 100.00	AA+	1,222,863
1,000	5.250%, 6/01/23	6/13 at 100.00	AA+	1,079,420

1,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,620,660
	5.000%, 6/01/20

2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series 2004,	3/14 at 100.00	AAA	2,178,900
	5.000%, 9/15/21 - MBIA Insured

	Transportation - 5.8% (4.0% of Total Investments)

600	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	657,888

2,250	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	2,460,060
	11/01/16 - FGIC Insured

2,300	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aaa	2,455,181
	5/01/30 - AMBAC Insured

	U.S. Guaranteed *** - 13.0% (8.8% of Total Investments)

2,000	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2000, 6.000%, 6/01/25	6/10 at 101.00	AA+***	2,264,700
	(Pre-refunded to 6/01/10)

1,775	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%,	No Opt. Call	AAA	2,076,945
	1/01/10

4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	AAA	4,796,590
	1/01/20

3,000	North Carolina, General Obligation Bonds, Series 2000A, 5.100%, 9/01/16 (Pre-refunded to 9/01/10)	9/10 at 102.00	AAA	3,315,300

	Utilities - 8.0% (5.5% of Total Investments)

4,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%,	1/10 at 101.00	A3	4,440,320
	1/01/20
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	2,210,940
	1/01/15 - AMBAC Insured
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	1,079,260
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

	Water and Sewer - 8.8% (6.0% of Total Investments)
2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	3,121,201
1,295	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,390,506
	6/01/26
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	AAA	535,625
	6/01/23 - XLCA Insured
2,000	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	2,168,220
	6/01/18
1,170	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	1,281,933
	6/01/20

$130,875	Total Long-Term Investments (cost $134,085,326) - 146.7%			140,937,504

	Other Assets Less Liabilities - 2.0%			1,914,244

	Preferred Shares, at Liquidation Value - (48.7)%			(46,800,000)

	Net Assets Applicable to Common Shares - 100%			$96,051,748

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $134,077,917.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$6,864,915
Depreciation	(5,328)

Net unrealized appreciation of investments	$6,859,587

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.